SCHEDULE OF LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Lease liabilities - current	$ 117
Lease liabilities – noncurrent	227
Total lease liabilities	$ 344